Subsidiaries	12 Months Ended
Dec. 31, 2019
Disclosure Of Significant Investments In Subsidiaries [Abstract]
Subsidiaries
14.	SUBSIDIARIES
a.	Information on significant noncontrolling interest subsidiary

The table below shows details of less than wholly owned subsidiaries of the Company that have material noncontrolling interests:

	Place of Incorporation	Proportion of Ownership Interests and Voting Rights Held by Noncontrolling Interests
	and Principal	December 31
Subsidiaries	Place of Business	2018	2019
SENAO	Taiwan	72%	72%
CHPT	Taiwan	66%	66%

	Profit Allocated to Noncontrolling Interests			Accumulated Noncontrolling Interests
	Year Ended December 31			December 31
	2017	2018	2019	2018	2019
	NT$	NT$	NT$	NT$	NT$
		(In Millions)
SENAO	$592	$326	$291	$4,108	$4,146
CHPT	$431	$477	$414	4,022	4,217
Individually immaterial subsidiaries with noncontrolling interests				1,727	1,752
				$9,857	$10,115

Summarized financial information in respect of SENAO and its subsidiaries that has material noncontrolling interests is set out below.  The summarized financial information below represents amounts before intercompany eliminations.

	December 31
	2018	2019
	NT$	NT$
	(In Millions)
Current assets	$7,041	$6,751
Noncurrent assets	$2,527	$3,173
Current liabilities	$3,757	$3,637
Noncurrent liabilities	$164	$590
Equity attributable to the parent	$1,539	$1,551
Equity attributable to noncontrolling interests	$4,108	$4,146

	Year Ended December 31
	2017	2018	2019
	NT$	NT$	NT$
		(In Millions)
Revenue and income	$36,038	$31,540	$29,131
Costs and expenses	35,200	31,081	28,725
Profit for the year	$838	$459	$406

Profit attributable to the parent	$246	$133	$115
Profit attributable to noncontrolling interests	592	326	291
Profit for the year	$838	$459	$406

Other comprehensive income (loss) attributable to the parent	$3	$(2)	$(7)
Other comprehensive income (loss) attributable to noncontrolling interests	(17)	(10)	22
Other comprehensive income (loss) for the year	$(14)	$(12)	$15

Total comprehensive income attributable to the parent	$249	$131	$108
Total comprehensive income attributable to noncontrolling interests	575	316	313
Total comprehensive income for the year	$824	$447	$421

Net cash flow from operating activities	$1,081	$696	$538
Net cash flow from investing activities	(57)	(13)	235
Net cash flow from financing activities	(897)	(491)	(718)
Effect of exchange rate changes on cash and cash equivalents	(2)	1	—
Net cash inflow	$125	$193	$55

Dividends paid to noncontrolling interests	$703	$587	$269

Summarized financial information in respect of CHPT and its subsidiaries that has material noncontrolling interests is set out below.  The summarized financial information below represents amounts before intercompany eliminations.

	December 31
	2018	2019
	NT$	NT$
	(In Millions)
Current assets	$4,417	$3,710
Noncurrent assets	$2,779	$4,044
Current liabilities	$1,076	$1,316
Noncurrent liabilities	$1	$22
Equity attributable to CHI	$2,097	$2,199
Equity attributable to noncontrolling interests	$4,022	$4,217

	Year Ended December 31
	2017	2018	2019
	NT$	NT$	NT$
		(In Millions)
Revenue and income	$3,127	$3,299	$3,404
Costs and expenses	2,402	2,549	2,775
Profit for the year	$725	$750	$629

Profit attributable to CHI	$294	$273	$215
Profit attributable to noncontrolling interests	431	477	414
Profit for the year	$725	$750	$629

Other comprehensive loss attributable to CHI	$(1)	$—	$(1)
Other comprehensive loss attributable to noncontrolling interests	(2)	—	(2)
Other comprehensive loss for the year	$(3)	$—	$(3)

Total comprehensive income attributable to CHI	$293	$273	$214
Total comprehensive income attributable to noncontrolling interests	429	477	412
Total comprehensive income for the year	$722	$750	$626

Net cash flow from operating activities	$1,052	$862	$507
Net cash flow from investing activities	(639)	(733)	(1,426)
Net cash flow from financing activities	2,306	(328)	(349)
Effect of exchange rate changes on cash and cash equivalents	(4)	1	(5)
Net cash inflow (outflow)	$2,715	$(198)	$(1,273)

Dividends paid to noncontrolling interests	$146	$210	$216
b.	Equity transactions with noncontrolling interests

CHI did not participate in the capital increase of CHPT in September 2017.  Additionally, CHI disposed some shares of CHPT from April to August 2018.  Therefore, the Company’s ownership interest in CHPT decreased to 34.25% as of December 31, 2018 and 2019.  See Note 33(f) for details.

Chunghwa and CHI disposed some shares of CHIEF in June 2017 and May 2018 before CHIEF traded its shares on the emerging stock market and the General Stock Market of the Taipei Exchange according to the local requirements.  In addition, Chunghwa and CHI did not participate in the capital increase of CHIEF in June 2018.  Furthermore, CHIEF issued new shares in March and November 2018, and March and November 2019, as its employees exercised their options.  Therefore, the Company’s ownership interest in CHIEF decreased to 60.23% and 59.75% as of December 31, 2018 and 2019.  See Note 33(c)(d) for details.

SENAO transferred its treasury stock to employees in June and November 2017, and June 2018; therefore, the Company’s ownership interest in SENAO decreased to 28.18% as of December 31, 2018 and 2019.  See Note 33(b) for details.

SENAO subscribed for all the shares in the capital increase of Youth in December 2018; therefore, the Company’s ownership interest in Youth increased to 93% as of December 31, 2018 and 2019.

The above transactions were accounted for as equity transactions since the Company did not cease to have control over these subsidiaries.

The detailed information of the equity transactions for the years ended December 31, 2017, 2018 and 2019 was as follows:

	Year Ended December 31
	2017
	CHI Did Not Participate in the Capital Increase of CHPT	SENAO Transferred its Treasury Stock	Chunghwa and CHI Disposed Some Shares of CHIEF
	NT$	NT$
		(In Millions)
Cash consideration received from (paid to) Noncontrolling interests	$2,552	$164	$106
The proportionate share of the carrying amount of the net assets of the subsidiary transferred (to) from noncontrolling interests	(1,750)	(137)	(29)
Differences arising from equity transactions	$802	$27	$77

Line items for equity transaction adjustments
Additional paid-in capital - difference between consideration received or paid and the carrying amount of the subsidiaries’ net assets upon actual disposal or acquisition	$—	$—	$77
Additional paid-in capital - arising from changes in equities of subsidiaries	$802	$27	$—

	Year Ended December 31
	2018
	SENAO not Proportionately participating in the Capital Increase of Youth	SENAO Transferred its Treasury Stock	CHI Disposed Some Shares of CHPT	Chunghwa and CHI Did Not Participate in the Capital Increase of CHIEF	Chunghwa and CHI Disposed Some Shares of CHIEF	Share-Based Payment of CHIEF
	NT$	NT$	NT$	NT$		NT$
	(In Millions)
Cash consideration received from noncontrolling interests	$—	$327	$1,042	$1,477	$133	$35
The proportionate share of the carrying amount of the net assets of the subsidiary transferred to noncontrolling interests	—	(272)	(330)	(700)	(19)	(24)
Differences arising from equity transactions	$—	$55	$712	$777	$114	$11

Line items for equity transaction adjustments
Additional paid-in capital - difference between consideration received or paid and the carrying amount of the subsidiaries’ net assets upon actual disposal or acquisition	$—	$—	$712	$—	$114	$—
Additional paid-in capital - arising from changes in equities of subsidiaries	$—	$55	$—	$777	$—	$11

Year Ended December 31
2019
CHIEF Share-Based Payment
NT$
(In Millions)
Cash consideration received from noncontrolling interests	$19
The proportionate share of the carrying amount of the net assets of the subsidiary transferred to noncontrolling interests	(20)
Differences arising from equity transactions	$(1)

Line items for equity transaction adjustments
Additional paid-in capital - arising from changes in equities of subsidiaries	$(1)